Stock-Based Compensation (Details) - USD ($)						1 Months Ended	12 Months Ended
	Dec. 14, 2023	Oct. 31, 2023	Oct. 06, 2023	Mar. 03, 2022	Dec. 01, 2020	Jun. 30, 2020	Dec. 31, 2023
Stock-Based Compensation (Details) [Line Items]
Ordinary shares issued			33,818,770
Shares remained available for future awards							1,818,770
Deferred shares granted to employees, non-employee directors and consultants				2,450,000	1,486,504
Fair value price per share (in Dollars per share)							$ 0.685
Aggregate amount (in Dollars)				$ 1,837,500	$ 3,656,800
Grant date aggregate (in Dollars per share)							$ 640,000
Total unrecognized compensation expense (in Dollars)							$ 266,000
2020 Share Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Ordinary shares issued						4,632,449
Total shares granted							3,936,504
Shares remained available for future awards							695,945
Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Price per share (in Dollars per share)				$ 37.5
2020 Share Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Fair value price per share (in Dollars per share)				$ 0.75	$ 2.46
Price per share (in Dollars per share)					$ 123
Class B Ordinary Shares
Stock-Based Compensation (Details) [Line Items]
Fair value price per share (in Dollars per share)							$ 0.02
Price per share (in Dollars per share)							$ 1
Class B Ordinary Shares | Director [Member]
Stock-Based Compensation (Details) [Line Items]
Deferred shares granted to employees, non-employee directors and consultants		32,000,000
Share vested	14,000,000